Trade and other receivables - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Trade and other receivables.
ECL in respect of trade and other receivables	$ 162	$ 102